OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current liabilities [abstract]
Schedule of other non-current liabilities

	As at December 31, 2021	As at December 31, 2020
Deposit on Pascua-Lama silver sale agreement	$154	$149
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	438	447
Long-term income tax payable	267	321
GoT shareholder loan	150	167
Pueblo Viejo JV partner shareholder loan	164	42
Provision for offsite remediation	52	50
Other	76	92
	$1,301	1,268
[1]Revenues of $44 million were recognized in 2021 (2020: $53 million) through the draw-down of our streaming liabilities relating to a contract in place at Pueblo Viejo.